(10) Stock Options and Warrants: Schedule of Stock Options Roll Forward (Details) (USD $)	9 Months Ended		0 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2012 Scenario, Previously Reported	Sep. 30, 2011 Scenario, Previously Reported	Sep. 30, 2010 Scenario, Previously Reported
Options outstanding	437,433	336,782	67,356,493	99,178,202	27,740,451
Weighted average exercise price of options outstanding	$ 20.59	$ 28.00	$ 0.14	$ 0.13	$ 0.36
Options granted	129,651			10,900,000	75,000,000
Weighted average exercise price of options granted				$ 0.09	$ 0.08
Options expired or cancelled	(29,000)			(42,721,709)	(3,562,249)
Weighted average exercise price of options expired or cancelled	$ 60.01			$ 0.11	$ 0.32
Weighted average remaining contractual life of options outstanding			2.09
Options exercisable	377,064		65,371,254
Weighted average exercise price of exercisable options	$ 22.19		$ 0.14
Weighted average remaining contractual life of exercisable options			2.09